Organization and Corporate Developments	3 Months Ended
Dec. 31, 2020
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Organization and Corporate Developments

1.	Organization and Corporate Developments

Organization of the Group

Moxian, Inc. (formerly known as Moxian China, Inc., hereinafter referred as “Moxian,” together with its subsidiaries and variable interest entity, the “Company”), was incorporated under the laws of the State of Nevada on October 12, 2010. The Company, through its subsidiaries and variable interest entity, engages in the business of operating a social network platform that integrates social media and business into one single platform. The Company has devoted its efforts to develop a mobile application and online platform that facilitate the small to medium size businesses to attract more clients. The Company’s ability to generate sufficient funds to meet its working capital requirements is dependent upon its ability to develop additional sources of capital, develop apps and websites, generate servicing income, and ultimately, achieve profitable operations (see Note 2).

On February 17, 2014, the Company incorporated Moxian CN Group Limited (“Moxian CN Samoa”) under the laws of Samoa.

On February 21, 2014, Moxian acquired Moxian Group Limited (“Moxian BVI”), together with its subsidiaries, Moxian (Hong Kong) Limited (“Moxian HK”), Moxian Technology (Shenzhen) Co., Ltd. (“Moxian Shenzhen”), and Moxian Malaysia Sdn. Bhd.(“Moxian Malaysia”) through our wholly owned subsidiary, Moxian CN Samoa from Rebel Group, Inc. (“REBL”), a company incorporated in the State of Florida and of which our previous Chief Executive Officer, Tan Meng Dong, is a promoter as the term is defined under Rule 405 of Regulation C promulgated under the Securities Act, by entering into a License and Acquisition Agreement (the “License and Acquisition Agreement”) in consideration of $1,000,000 (“Moxian BVI Purchase Price”). As a result, Moxian BVI, together with its subsidiaries, Moxian HK, Moxian Shenzhen, and Moxian Malaysia, became the Company’s subsidiaries. Under the License and Acquisition Agreement, REBL also agreed to grant us the exclusive right to use REBL’s intellectual property rights (collectively, the “IP Rights”) in Mainland China, Malaysia, and other countries and regions where REBL conducts its business (the “Licensed Territory”), and the exclusive right to solicit, promote, distribute and sell REBL products and services in the Licensed Territory for five years (the “License,”) and in consideration of such License, the Company agreed to pay to REBL (i) $1,000,000 as license maintenance royalty each year commencing on the first anniversary of the date of the License Agreement; and (ii) 3% of the gross profits resulting from the distribution and sale of the products and services on behalf of the Company as an earned royalty.

Moxian BVI was incorporated on July 3, 2012 under the laws of British Virgin Islands. REBL owned 100% equity interests of Moxian BVI prior to the closing of the License and Acquisition Agreement, among the Company, Moxian BVI and REBL.

Moxian HK was incorporated on January 18, 2013 and became Moxian BVI’s subsidiary on February 14, 2013. Moxian HK is currently engaged in the business of online social media. Moxian HK operates through two wholly owned subsidiaries: Moxian Shenzhen and Moxian Malaysia.

Moxian Shenzhen is wholly owned by Moxian HK. Moxian Shenzhen was incorporated on April 8, 2013 and is engaged in the business of internet technology, computer software, commercial information consulting.

Moxian Malaysia was incorporated on March 1, 2013 and became Moxian HK’s subsidiary since April 2, 2013. Moxian Malaysia was previously in the business of IT services and media advertising but have ceased operations since June 2015.

Shenzhen Moyi Technologies Co., Ltd. (“Moyi”) was incorporated on July 19, 2013 under the laws of the People’s Republic of China and became a variable interest entity (“VIE”) of Moxian Shenzhen on July 15, 2014. Moxian Shenzhen controls Moyi through arrangement that absorbs operations risk, as if Moyi is a wholly owned subsidiary of Moxian Shenzhen.

Moxian Technologies (Beijing) Co., Ltd. (“Moxian Beijing”) was incorporated on December 10, 2015 under the laws of the People’s Republic of China and is a wholly owned subsidiary of Moxian Shenzhen. Moxian Shenzhen made an investment of RMB 10 million (approximately USD $1.5 million) in Moxian Beijing during the year ended September 30, 2017.

On January 30, 2015, the Company entered into an Equity Transfer Agreement (such transaction, the “Equity Transfer Transaction”) with REBL, to acquire from REBL, 100% of the equity interests of Moxian Intellectual Property Limited, a company incorporated under the laws of Samoa and a wholly-owned subsidiary of REBL (“Moxian IP Samoa”) for $6,782,000. Moxian IP Samoa owns all the intellectual property rights relating to the operation, use and marketing of the Moxian Platform, including all of the trademarks, patents and copyrights that are used in the Company’s business. As a result of the Equity Transfer Transaction, Moxian IP Samoa became a wholly-owned subsidiary of the Company.

MOXIAN, INC.

NOTES TO UNAUDITED CONDENSED CONSOLIDATED FINANCIAL STATEMENTS

1.	Organization and Corporate Developments (Continued)

On May 24, 2016, the Board of approved a reverse stock split of the Company’s issued and outstanding shares of common stock, par value $0.001 per share (the “Common Stock”), at a ratio of 1-for-2 (the “Reverse Stock Split”). The Reverse Stock Split was effective on June 20, 2016 (the “Effective Date”). Simultaneously with the Reverse Stock Split, the number of shares of the Company’s authorized Common Stock was reduced from 500,000,000 shares to 250,000,000 shares without changes in par value per share.

On November 14, 2016, the Company announced the completion of a public offering of 2,501,250 shares of its common stock at a public offering price of $4.00 per share. The gross proceeds from the offering were approximately $10,005,000 before deducting placement agents’ commissions and other offering expenses, resulting in net proceeds of approximately $8.5 million. In connection with the offering, the Company’s common stock began trading on the NASDAQ Capital Market beginning on November 15, 2016 under the symbol “MOXC”.

On December 18, 2017, the Company entered into a Tripartite Agreement with the original shareholders of Moyi and the new shareholders of Moyi wherein the Company agrees to the transfer of the equity interests of Moyi and all related rights, liabilities and obligations under the Moyi Agreements such that the new shareholders stand in place of the old shareholders in all aspects of the Moyi Agreements.

On January 30, 2018, a wholly-owned subsidiary of Moxian Shenzhen, Moxian Information Technologies (Shanghai) Co. Ltd. (“Moxian Shanghai”) was incorporated under the laws of the People’s Republic of China.

On April 22, 2019, the Company implemented a 1-for-5 reverse share split and concurrently reduced its authorized shares of common stock from 250,000,000 to 50,000,000 (See Note 8 (c) Reverse Share Split).

On May 2, 2019, the Company reached an agreement with each of its three loan creditors as of September 30, 2018 regarding settlement of their loans to the Company. Under the agreements, all three loan creditors, which are unrelated parties as of the date of the agreements, would write off a total of $6,243,439 of the loans due from the Company and would accept a total of 720,000 shares of Common Stock in settlement of the remaining balances of the loans. The 720,000 new shares of Common Stock were issued on September, 30, 2019.

On May 8, 2019, Woodland Corporation Limited (“Woodland”) was incorporated under the laws of Hong Kong as a wholly-owned subsidiary of Moxian, Inc. Woodland is engaged in the business of investment holding but has yet to commence operations as of December 31, 2020.

On June 21, 2019, the Company entered into an Agreement (“the Agreement”) with Joyful Corporation Limited (the “Investor”) whereby the Investor (a) purchased from the Company 2,000,000 shares of the Company’s common stock at a price of $1.25 per share for aggregate gross proceeds of $2,500,000 and (b) acquired from the Company a call option to purchase up to 690,000 shares of the Company’s common stock at a price per share of $1.25; the option expired on September 30, 2019.

On September 30, 2019, the Company issued 2,000,000 new shares of its Common Stock to Joyful Corporation Limited, a company incorporated in Samoa, pursuant to an agreement entered into on June 21, 2019. As a result of these new issues during that fiscal year, the number of outstanding shares of Common Stock of the Company increased to 16,191,529 as of September 30, 2019.

On December 20, 2019, 369 Technologies (Beijing) Co. Ltd., was incorporated under the laws of the People’s Republic of China as a wholly-owned subsidiary of Woodland Corporation. It has not commenced operations as of December 31, 2020.

The Company has two main divisions of business. It is in the O2O (“Online-to-Offline”) business with the development of an online platform for small and medium sized enterprises (“SMEs”) with physical stores to conduct business online, interact with existing customers and obtain new customers. It also operates pursuant to an exclusive agreement, the Games Channel of the state-owned Xinhua News Agency App and is a general agent for all advertisements on this mobile application.

However, due to the highly competitive nature of the O2O market, and the slow development of its products, the Company has incurred losses since inception. By September 30, 2018, the Company had run out of funds and some of the major shareholders of the Company were not prepared to give further financial support. The Company decided to continue its operations in the digital advertising business but temporarily halt the operation of its App until its financial situation improved.